Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 26, 2026	Sep. 25, 2025	Apr. 01, 2025	Jan. 09, 2024	Dec. 15, 2023	Mar. 07, 2023	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 12, 2026	Jan. 03, 2025	Jul. 10, 2024	May 31, 2024	May 19, 2023
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance								$ 1,000			$ 1,000
Debt instrument, interest rate terms											Any outstanding principal on the Term Loan Advances will accrue interest at a floating rate equal to the greater of (i) 9.50% per annum and (ii) the sum of 6.25% plus the prime rate, as published in The Wall Street Journal. As of December 31, 2025, 2024 and 2023, the interest rate was 13.00%, 13.75% and 14.75%, respectively.
Loan, principal outstanding							$ 0	1,000			$ 1,000
Loan, unamortized debt discount								$ 0			$ 0
Loan, interest expense							$ 100		$ 500
Warrant exercise price per share							$ 0.65	$ 0.88			$ 0.88
Gain (loss) on extinguishment of debt							$ 56		$ 0
Outstanding principal value	$ 0
Pre-Funded Warrants	185,527						5,009,321	3,525,094			3,525,094	93,266	36,766	371,057
Outstanding debt														$ 2,000
Accrued interest	$ 1,000
Maximum [Member]
Debt Instrument [Line Items]
Waive Additional Accrued and Unpaid Interest Related	$ 100							$ 100			$ 100
Royalty Agreement [Member]
Debt Instrument [Line Items]
Revenue-based payment percentage											1.00%
Coastlands Securities Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance		$ 9,500
Warrant exercise price per share	$ 0.11	$ 0.11
Bridge Loan		$ 500
Debt coverted into equity		$ 8,500
Pre-Funded Warrants		1,576,542
Outstanding debt	$ 1,000	$ 1,000
Accrued interest		1,000
Waive Additional Accrued and Unpaid Interest Related		$ 1,000
Conversion Price	$ 5.39	$ 5.39
Hercules Term Loan Agreement [Member]
Debt Instrument [Line Items]
Loan, floating interest rate											9.50%
Loan, interest rate								13.00%			13.00%	13.75%	14.75%
Loan, maturity date											Apr. 01, 2025
Loan, principal amount percentage										6.55%
Gain (loss) on extinguishment of debt													$ 400
Outstanding principal value					$ 1,000
Qualified cash balance					1,050													$ 2,250
Qualified cash reverted					1,050													$ 2,250
Repayment of Principal								$ 500
Hercules Term Loan Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Loan, floating interest rate											6.25%
Hercules Term Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Outstanding principal value						$ 7,500
Qualified cash balance						10,000
Hercules Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance										$ 30,000
Outstanding principal value						12,500
Qualified cash balance						$ 2,250
Hercules Term Loan Agreement [Member] | Tranche 1 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance										12,500
Hercules Term Loan Agreement [Member] | Tranche 2 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance										7,500
Hercules Term Loan Agreement [Member] | Tranche 3 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance										$ 10,000
Hercules Term Loan Agreement [Member] | Term Loan Advances [Member]
Debt Instrument [Line Items]
Outstanding principal value					$ 3,100
Domicilium Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance																$ 3,200
Imputed interest								13.75%	13.75%		13.75%
Plus Prime Rate								6.25%	6.25%		6.25%
Debt conversion amount			$ 7,000
Bridge Loan																	$ 300
Milestone Payments															$ 500
Domicilium Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Waive Additional Accrued and Unpaid Interest Related								$ 100			$ 100
Domicilium Term Loan [Member] | Tranche 1 Advance [Member]
Debt Instrument [Line Items]
Outstanding principal value				$ 2,900
Domicilium Term Loan [Member] | Tranche 1A Advance [Member]
Debt Instrument [Line Items]
Outstanding principal value				900
Domicilium Term Loan [Member] | Tranche 1B Advance [Member]
Debt Instrument [Line Items]
Outstanding principal value				2,000
Debt amortization charge				500
Domicilium Term Loan [Member] | Tranche 2 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance																$ 3,200
Domicilium Term Loan [Member] | Bridge Loans [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance								$ 500			$ 500
Loan, floating interest rate											9.50%
Loan, interest rate								13.00%			13.00%	13.75%	14.75%
Loan, principal outstanding								$ 1,000			$ 1,000	$ 6,700	$ 3,900
Loan, unamortized debt discount												200	100
Loan, interest expense											$ 1,000	1,100	$ 1,200
Debt conversion amount			$ 100
Domicilium Term Loan [Member] | Bridge Loans [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Loan, floating interest rate											6.25%
Domicilium Term Loan [Member] | 2024 Bridge Loans [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance												$ 300
Debt interest rate												3.00%
Domicilium Term Loan [Member] | 2025 Bridge Loans [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance								3,400	$ 400		$ 3,400
Loan, interest expense								100			200
Company Received Cash								2,900			2,900
Debt coverted into equity											200
Repayment of Principal								$ 300
Debt Investment and Equity Issuance [Member]
Debt Instrument [Line Items]
Equity issuance of debt discount				$ 900
Interest Expense, Debt, Amortization											$ 200	$ 700